Net profit/(loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net profit	¥ 3,538	$ 505	¥ 566	¥ 70,554
Less: Net profit/(loss) attributable to non-controlling interests	(503)	$ (73)	1,215	366
Net profit/(loss) attributable to common shareholders-Basic | ¥	4,041		(649)	70,188
Net profit/(loss) attributable to common shareholders- diluted | ¥	¥ 4,041		¥ (649)	¥ 70,188
Denominator:
Denominator for basic profit/(loss) per share weighted-average common shares outstanding | shares	1,009,159,442	1,009,159,442	997,172,042	1,000,940,698
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding | shares	1,009,159,442	1,009,159,442	997,172,042	1,000,940,698
Basic profit/(loss) per share | (per share)	¥ 0	$ 0	¥ 0	¥ 0.07
Diluted profit/(loss) per share | (per share)	¥ 0	$ 0	¥ 0	¥ 0.07